Equity Instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 9 – Equity Instruments

Stock Option Repricing

In July 2016, our Board of Directors approved a common stock option repricing program whereby previously granted and unexercised options held by our then current employees, consultants and directors with exercise prices above $6.00 per share were repriced on a one-for-one basis to $3.23 per share which represented the per share fair value of our common stock as of the date of the repricing. There was no other modification to the vesting schedule of the previously issued options. As a result, 316,051 unexercised options originally granted to purchase common stock at prices ranging from $6.72 to $18.12 per share were repriced under this program.

We treated the repricing as a modification of the original awards and calculated additional compensation costs for the difference between the fair value of the modified award and the fair value of the original award on the modification date. The repricing resulted in incremental stock-based compensation expense of $318,000. Expense related to vested shares was expensed on the repricing date and expense related to unvested shares is being amortized over the remaining vesting period of such stock options.

Options

On June 1, 2015, Aytu’s stockholders approved the 2015 Stock Option and Incentive Plan (the “2015 Plan”), which provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 2,000,000 shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan.

Pursuant to the 2015 Stock Plan, 2,000,000 shares of its common stock, are reserved for issuance. The fair value of options granted was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The assumptions used for the six months ended December 31, 2016 are as follows:

Expected volatility	182% - 185%
Risk free interest rate	0.97% - 1.14%
Expected term (years)	5.0 - 6.5
Dividend yield	0%

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2016	322,302	$18.01	9.33
Granted	441,999	$3.23
Exercised	-	$-
Forfeited/Cancelled	(17,646)	$4.99
Outstanding December 31, 2016	746,655	$3.52	9.21
Exercisable at December 31, 2016	323,755	$3.40	9.10
Available for grant at December 31, 2016	1,253,345

Stock-based compensation expense related to the fair value of stock options was included in the statements of operations as research and development expenses and selling, general and administrative expenses as set forth in the table below. Aytu determined the fair value as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the three and six months ended December 31, 2016 and three and six months ended December 31, 2015:

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Research and development expenses
Stock options	$-	$20,000	$-	$25,000
Selling, general and administrative expenses
Stock options	381,000	$163,000	1,425,000	226,000
	$381,000	$183,000	$1,425,000	$251,000

Unrecognized expense at December 31, 2016	$1,435,000

Weighted average remaining years to vest	2.26

Warrants

A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2016	2,201,627	$6.19	4.71

Issuance of settlement warrants to initial investors	88,032	$4.00
Warrants issued to investors in connection with the registered offering	6,020,245	$1.86
Warrants issued to placement agents for the registered offering	401,450	$1.86

Outstanding December 31, 2016	8,711,354	$2.98	4.51

Included in the warrant balance at June 30, 2016 are warrants to purchase common stock of 109,375 issued to the underwriters of our May registered offering. These warrants are currently accounted for under liability accounting and are fair valued at each reporting period (see Note 5). At December 31, 2016, these warrants had a fair value of $80,000.

During the six months ended December 31, 2016, Aytu issued warrants to purchase 88,032 shares of common stock to initial investors of the Company at an exercise price of $4.00 and a term of five years from July 2016. These warrants generated a non-cash expense of $7,000 and $596,000 for the three and six month periods ended December 31, 2016, respectively, which is included in sales, general and administrative expense. These warrants are accounted for under equity treatment.

In connection with our November 2016 public offering, we issued warrants to purchase an aggregate of 401,450 shares of common stock at an exercise price of $1.86 and a term of five years to the underwriters of the public offering. These warrants are accounted for under equity treatment.

Also in connection with our November 2016 public offering, we issued to investors warrants to purchase an aggregate of 6,020,245 shares of common stock, which includes the over-allotment warrants, at an exercise price of $1.86 with a term of five years. These warrants are accounted for under equity treatment (see Note 9).

The warrants issued in connection with our November registered offering are all registered and tradable on the OTCQX under the ticker symbol “AYTUZ”.

All warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the selling price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. The Company estimated a volatility factor utilizing a weighted average of comparable published volatilities of peer companies. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. During the three months ended December 31, 2016, Aytu sold 5,735,000 units (each unit consisting of one share of common stock and one warrant with an exercise price of $1.86) which was sold at $1.50 per unit. The $1.50 was used as the selling price underlying the units to calculate the value attributable to the common stock and warrants. This resulted in a fair value of $0.77 for the common stock and $0.73 for the warrant. We used the value of $0.73 per in the valuation of all warrants issued in the December 31, 2016 quarter.

Significant assumptions in valuing the warrants issued during the December 31, 2016 quarter were as follows:

Expected volatility	186.7% - 229.8%
Risk free interest rate	1.02% - 1.33%
Contractual term (years)	4.68 - 5.0
Dividend yield	0%

Note 10 – Equity Instruments

Options

Prior to the Merger, Aytu had two approved stock option plans (Luoxis 2013 Stock Option Plan and Vyrix 2013 Stock Option Plan), pursuant to which Aytu had reserved a total of 143,236 shares of common stock, both of which were terminated on April 16, 2015 upon the closing of the Merger.

The Luoxis options that were in the money and all outstanding Vyrix options issued under the 2013 Option Plans were accelerated and cancelled in connection with the Merger. Option holders received a cash payment per option share equal to the difference between the consideration payable per share of common stock pursuant to the Merger and the exercise price of the option, if the consideration paid to holders of common stock was less than the exercise price of such options, no amount was paid to the option holder in connection with the cancellation. The cash payment during the period ended June 30, 2015 was $27,000. The Company recognized compensation of $422,000 and $189,000 related to the Luoxis and Vyrix options that had accelerated vesting as of the Merger date.

The Luoxis options that were not paid out were terminated pursuant to the terms of the 2013 Luoxis Option Plan. The Company treated these options as pre-vesting forfeitures and $433,000 of previously recognized compensation was reversed.

On June 1, 2015, Aytu’s stockholders approved the 2015 Stock Option and Incentive Plan (the “2015 Plan”), which provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 833,334 shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan.

Pursuant to the 2015 Stock Plan, 833,334 shares of its common stock, were reserved for issuance. The fair value of the options was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The assumptions are as follows:

	Year Ended June 30,
	2016	2015

Expected volatility	75%	-
Risk free interest rate	1.16% - 1.90%	-
Expected term (years)	3.75 - 6.25	-
Dividend yield	0%	-
Forfeiture rate	0%	-

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	-	$-
Granted	326,469	$18.01
Exercised	-	$-
Forfeited/Cancelled	(4,167)	$18.12
Outstanding June 30, 2016	322,302	$18.01	9.33
Exercisable at June 30, 2016	139,798	$16.76	9.42
Available for grant at June 30, 2016	511,032

The following table details the options outstanding at June 30, 2016 by range of exercise prices:

Range of Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable	Weighted Average Exercise Price
$6.72	16,668	$6.72	9.79	16,668	$6.72
$18.12	301,467	$18.12	9.37	123,130	$18.12
$55.56	4,167	$55.56	4.11	-	$-
	322,302	$18.01	9.33	139,798	$16.76

Stock-based compensation expense related to the fair value of stock options was included in the statements of operations as research and development expenses and sales, general and administrative expenses as set forth in the table below. Aytu determined the fair value as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the years ended June 30 2016 and 2015:

	Year Ended June 30,
	2016	2015
Research and development expenses
Stock options	$89,000	$519,000
Selling, general and administrative expenses
Stock options	814,000	499,000
	$903,000	$1,018,000

Unrecognized expense at June 30, 2016	$1,267,000

Weighted average remaining years to vest	2.66

Warrants

A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2014	8,553	$54.36	3.92
Granted in fiscal 2015	-	-
Expired in fiscal 2015	-	-
Outstanding June 30, 2015	8,553	$54.36	2.92
Warrants issued to placement agents for convertible promissory notes	22,254	$7.80
Warrants issued to investors in connection with the registered offering	1,733,322	$6.00
Warrants issued to placement agents for convertible promissory notes	22,564	$4.80
Warrants issued to placement agents for the registered offering	109,375	$6.00
Warrants issued to convertible note holders who converted May 5, 2016	305,559	$6.00

Outstanding June 30, 2016	2,201,627	$6.19	4.71

In connection with our private placement of approximately $5.2 million of convertible notes in July and August 2015, the Company was obligated to issue to the placement agents’ warrants for an amount of shares equal to 8% of the number of shares of our common stock issued upon conversion of the notes and any accrued interest. The placement agents warrants have a term of five years from the date of issuance of the related notes in July and August 2015, an exercise price equal to 100% of the price per share at which equity securities were sold in our next equity financing, and provide for cashless exercise.

In connection with the conversions of the notes in February 2016 and May 2016, which were triggered by an equity financing in January 2016 and our public offering of common stock and warrants in May 2016, respectively, we issued warrants to the placement agents to purchase an aggregate of 22,254 shares of our common stock at an exercise price of $7.80 per share, and an aggregate of 22,564 shares of our common stock at an exercise price of $4.80 per share. These warrants have a fair value of $87,000 and $50,000, respectively. As discussed in Note 5, these amount were reclassified from liability accounting to equity upon the second conversion of the convertible notes in May 2016.

Also in connection with the conversion of the notes in May 2016, the noteholders that converted also received 305,559 warrants (see Note 8). These warrants have a term of five years with an exercise price of $6.00 per share. These warrants are accounted for under equity treatment and have a fair value of $480,000.

In connection with our May 2016 public offering, we issued warrants to purchase an aggregate of 109,375 shares of common stock at an exercise price of $6.00 and a term of five years to the underwriters of the public offering. These warrants are accounted for under liability accounting and are fair valued at each reporting period (see Note 5). At June 30, 2016, these warrants had a fair value of $276,000.

Also in connection with our May 2016 public offering, we issued to investors warrants to purchase an aggregate of 1,733,322 shares of common stock, which includes the over-allotment warrants, at an exercise price of $6.00 with a term of five years. These warrants are accounted for under equity treatment (see Note 9).

The warrants issued in connection with our registered offering are all registered and tradable on the OTCQX under the ticker symbol “AYTUW”.

All warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. The Company estimated a volatility factor utilizing a weighted average of comparable published volatilities of peer companies. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

The assumptions are as follows:

	Year Ended June 30,
	2016	2015
Expected volatility	75%	-
Risk free interest rate	1.07 - 1.76%	-
Contractual term (years)	4.2 - 5.0	-
Dividend yield	0%	-